Consolidated Statements of Shareholders' Deficit - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus - Warrant Reserve [Member]	Contributed Surplus [member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2019	$ 194,217	$ 642	$ 8,304	$ (214,845)	$ (11,682)
Beginning balance, share at Dec. 31, 2019	39,908				39,907,681
Statement Line Items [Line Items]
Issuance of common shares, net of issuance costs	$ 12,819				$ 12,819
Issuance of common shares, net of issuance costs, shares	23,924
Issuance of broker warrants	$ (1,029)	1,029
Common stock equivalents converted	$ 1				1
Common stock equivalents converted, shares	11,500
Share issue expense	$ (488)				(488)
Derivative warrants exercised	$ 8,628				8,628
Derivative warrants exercised, shares	7,853
Stock based compensation expense			1,097		1,097
Net loss and Comprehensive loss				(24,184)	(24,184)
Ending balance at Dec. 31, 2020	$ 214,148	1,671	9,401	(239,029)	$ (13,809)
Ending balance, shares at Dec. 31, 2020	83,185				83,184,843
Statement Line Items [Line Items]
Derivative warrants exercised	$ 8,000				$ 8,000
Derivative warrants exercised, shares	8,000
Derivative warrants exercised - fair value adjustment	$ 15,722				15,722
January 2021 Equity Offering, net of issuance costs	$ 7,211	3,164			10,375
January 2021 Equity Offering, net of issuance costs, shares	7,419
January 2021 Equity Offering-broker warrants	$ (1,384)	1,384
February 2021 Equity Offering, net of issuance costs	$ 15,165	5,928			21,093
February 2021 Equity Offering, net of issuance costs, shares	9,585
February 2021 Equity Offering-broker warrants	$ (1,238)	1,238
Equity warrants exercised	$ 2,979	(994)			1,985
Equity warrants exercised, shares	1,319
Equity warrants expired		(642)	642
Stock options exercised	$ 27		(12)		15
Stock options exercised, shares	20
Issuance of common shares to Aspire	$ 2,709				2,709
Issuance of common shares to Aspire, shares	1,600
Issuance of common shares to consultant	$ 25				25
Issuance of common shares to consultant, shares	75
Stock based compensation expense			4,036		4,036
Net loss and Comprehensive loss				(14,858)	(14,858)
Ending balance at Dec. 31, 2021	$ 263,364	$ 11,749	$ 14,067	$ (253,887)	$ 35,293
Ending balance, shares at Dec. 31, 2021	111,203				111,202,690